CONCENTRATIONS	12 Months Ended
May 31, 2016
Risks and Uncertainties [Abstract]
CONCENTRATIONS

Note 2 - CONCENTRATION OF CREDIT RISK

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and trade accounts receivable. The Company places its cash with high quality credit institutions. At times, balances may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. Cash in banks is insured by the FDIC up to $250,000 per institution, per entity. The Company routinely assesses the financial strength of its customers and, as a consequence, believes that its trade account receivable credit risk exposure is limited.

Sales and Accounts Receivable

During the year ended May 31, 2016, sales to three customers accounted for approximately 81% of the Company's net sales or approximately $156,000. There were no customers with significant accounts receivable balances at May 31, 2016.

During the year ended May 31, 2015, sales to four customers accounted for approximately 79% of the Company's net sales or approximately $169,000. There were no customers with significant accounts receivable balances at May 31, 2015.